Stradley Ronon Stevens & Young, LLP 100 Park Avenue, Suite 2000 New York, NY 10017 Telephone 212.812.4124 Fax 646.682.7180 www.stradley.com

Jamie M Gershkow Partner jgershkow@stradley.com 212.404.0654

July 31, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Northern Institutional Funds (the “Trust”)

  Post-Effective Amendment No. 108 (File No. 2-80543)

  Amendment No. 139 (File No. 811-03605)

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Institutional Funds (the “Trust”) certifies that:

a.

the forms of the Trust’s (i) Treasury Instruments Portfolio – Siebert Williams Shank Shares Prospectus and (ii) Treasury Instruments Portfolio – Siebert Williams Shank Shares Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 108 to the Trust’s registration statement on Form N-1A; and

b.

the text of Post-Effective Amendment No. 108 to the Trust’s registration statement was filed with the Commission via EDGAR on June 11, 2024 (Accession No. 0001193125-24-159035) with an effective date of June 11, 2024.

Please direct any comments to the undersigned at (212) 404-0654, or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow

Enclosures

cc: Peter K. Ewing

 Kevin P. O’Rourke

 Randal E. Rein

 Jose J. Del Real, Esq.

 Michael D. Mabry, Esq.

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